Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	801,376,779.71	37,848
Yield Supplement Overcollateralization Amount 07/31/20	42,209,352.12	0
Receivables Balance 07/31/20	843,586,131.83	37,848
Principal Payments	26,932,484.45	644
Defaulted Receivables	77,829.25	3
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/20	40,352,407.48	0
Pool Balance at 08/31/20	776,223,410.65	37,201

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.16%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,878,163.44	81
Past Due 61-90 days	686,890.65	23
Past Due 91-120 days	181,492.09	9
Past Due 121+ days	0.00	0
Total	2,746,546.18	113

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.11%
Delinquency Trigger Occurred	NO

Recoveries	21,950.80
Aggregate Net Losses/(Gains) - August 2020	55,878.45
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.08%
Prior Net Losses Ratio	0.06%
Second Prior Net Losses Ratio	0.00%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	8,926,569.22
Actual Overcollateralization	8,926,569.22
Weighted Average APR	3.77%
Weighted Average APR, Yield Adjusted	6.11%
Weighted Average Remaining Term	57.44

Flow of Funds	$ Amount
Collections	29,624,238.64
Investment Earnings on Cash Accounts	507.61
Servicing Fee(1)	(702,988.44)
Transfer to Collection Account	-
Available Funds	28,921,757.81

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	347,770.15
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,317,029.15
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,926,569.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,532,683.04
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	28,921,757.81

Servicing Fee	702,988.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 08/17/20	792,290,439.80
Principal Paid	24,993,598.37
Note Balance @ 09/15/20	767,296,841.43

Class A-1
Note Balance @ 08/17/20	113,610,439.80
Principal Paid	24,993,598.37
Note Balance @ 09/15/20	88,616,841.43
Note Factor @ 09/15/20	52.4360008%

Class A-2a
Note Balance @ 08/17/20	231,800,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	231,800,000.00
Note Factor @ 09/15/20	100.0000000%

Class A-2b
Note Balance @ 08/17/20	50,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	50,000,000.00
Note Factor @ 09/15/20	100.0000000%

Class A-3
Note Balance @ 08/17/20	281,800,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	281,800,000.00
Note Factor @ 09/15/20	100.0000000%

Class A-4
Note Balance @ 08/17/20	76,830,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	76,830,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	25,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	25,500,000.00
Note Factor @ 09/15/20	100.0000000%

Class C
Note Balance @ 08/17/20	12,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	12,750,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	395,476.40
Total Principal Paid	24,993,598.37
Total Paid	25,389,074.77

Class A-1
Coupon	0.26763%
Interest Paid	24,493.37
Principal Paid	24,993,598.37
Total Paid to A-1 Holders	25,018,091.74

Class A-2a
Coupon	0.55000%
Interest Paid	106,241.67
Principal Paid	0.00
Total Paid to A-2a Holders	106,241.67

Class A-2b
One-Month Libor	0.16188%
Coupon	0.41188%
Interest Paid	16,589.61
Principal Paid	0.00
Total Paid to A-2b Holders	16,589.61

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25
Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4665397
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.4847093
Total Distribution Amount	29.9512490

A-1 Interest Distribution Amount	0.1449312
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	147.8911146
Total A-1 Distribution Amount	148.0360458

A-2a Interest Distribution Amount	0.4583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.4583333

A-2b Interest Distribution Amount	0.3317922
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3317922

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	132.72
Noteholders' Third Priority Principal Distributable Amount	510.13
Noteholders' Principal Distributable Amount	357.15

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	8,498,098.59
Investment Earnings	401.70
Investment Earnings Paid	(401.70)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,729,816.48	$4,810,456.66	$5,515,932.09
Number of Extensions	95	171	182
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.55%	0.62%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.